Leases (Tables)	12 Months Ended
Jun. 30, 2012
Book Value Of Capital Lease Assets

(in millions)	June 30, 2012	July 2, 2011
Gross book value of capital lease assets included in property	$4	$4
Net book value of capital lease assets included in property	2	1

Future Minimum Lease Payments For Capital Leases

Future minimum payments, by year and in the aggregate, under capital leases and noncancelable operating leases having an original term greater than one year at June 30, 2012 were as follows:

(in millions)	Capital Leases	Operating Leases
2013	$1	$ 23
2014	1	19
2015	–	13
2016	–	11
2017	–	10
Thereafter	–	82
Total minimum lease payments	2	$158
Amounts representing interest	–
Present value of net minimum payments	2
Current portion	1
Noncurrent portion	$1

Lease Depreciation and Expense
(in millions)	2012	2011	2010
Depreciation of capital lease assets	$ 1	$ 1	$ 1
Rental expense under operating leases	23	28	33